CONSOLIDATED FINANCIAL STATEMENT DETAILS - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Restricted cash	$ 13.7	$ 15.2